INCOME TAXES	6 Months Ended
Jun. 30, 2024
INCOME TAXES
INCOME TAXES

10   INCOME TAXES

For the six months ended June 30, 2023 and 2024, the Company had income tax expenses for the continuing operations of RMB 2,424 and RMB 21,544, respectively.

Income tax expense consists of the following:

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Current income tax expense	2,263	1,021
Deferred income tax expense	161	20,523
Total	2,424	21,544

Uncertain tax positions

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. For the six months ended June 30, 2023 and 2024, the Company had no unrecognized tax benefits. There were no uncertain tax positions as of June 30, 2024 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.